Convertible Note Payable - Related Party (Details) - USD ($)	1 Months Ended
	Jul. 20, 2021	Jun. 30, 2022	Jun. 30, 2021
Convertible Note Payable - Related Party (Details) [Line Items]
Principal amount		$ 0	$ 3,250,000
Ordinary shares, per share (in Dollars per share)	$ 9.5
Converted ordinary shares (in Shares)	342,105
IPO [Member]
Convertible Note Payable - Related Party (Details) [Line Items]
Ordinary shares, per share (in Dollars per share)			$ 9.5
Mr. Yat-Gai Au [Member]
Convertible Note Payable - Related Party (Details) [Line Items]
Principal amount			$ 3,250,000